UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Magidson
Title:    Managing Member
Phone:    (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts           August 7, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total: $224,004
                                       (thousands)


List of Other Included Managers: NONE

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4    COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                     VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED    NONE
--------------                 --------      -----      --------  -------  --- ----   ----------  --------  ----      ------    ----
AETNA INC NEW                  COM           00817Y108   7,670    155,258  SH         SOLE                    155,258
ANWORTH MORTGAGE ASSET CP      COM           037347101   5,130    566,900  SH         SOLE                    566,900
AON CORP                       COM           037389103   6,894    161,795  SH         SOLE                    161,795
BANK OF AMERICA CORPORATION    COM           060505104  10,022    205,000  SH         SOLE                    205,000
BEARINGPOINT INC               COM           074002106   3,655    500,000  SH         SOLE                    500,000
BENJAMIN FRANKLIN BANCORP IN   COM           082073107   2,756    200,000  SH         SOLE                    200,000
BANKFINANCIAL CORP             COM           06643P104   1,451     93,932  SH         SOLE                     93,932
BANKUNITED FINL CORP           CL A          06652B103   8,279    412,500  SH         SOLE                    412,500
COMMERCE BANCORP INC NJ        COM           200519106  10,357    280,000  SH         SOLE                    280,000
CAPITAL CORP OF THE WEST       COM NEW       140065202   2,755    115,000  SH         SOLE                    115,000
CENTURY BANCORP INC            CL A NON VTG  156432106   4,475    197,476  SH         SOLE                    197,476
PENNSYLVANIA COMM BANCORP IN   COM           708677109   3,334    117,812  SH         SOLE                    117,812
CORUS BANKSHARES INC           COM           220873103   3,673    212,788  SH         SOLE                    212,788
COWLITZ BANCORP LONGVIEW WAS   COM           223767104   2,495    152,624  SH         SOLE                    152,624
CITY NATL CORP                 COM           178566105   3,827     50,291  SH         SOLE                     50,291
DOWNEY FINL CORP               COM           261018105   5,938     90,000  SH         SOLE                     90,000
ESSA BANCORP INC               COM           29667D104   6,962    630,000  SH         SOLE                    630,000
EUROBANCSHARES INC             COM           298716101   1,583    174,560  SH         SOLE                    174,560
FIRST CMNTY BANCORP CALIF      COM           31983B101   9,154    160,000  SH         SOLE                    160,000
FIRSTFED FINL CORP             COM           337907109   6,240    110,000  SH         SOLE                    110,000
FLUSHING FINL CORP             COM           343873105   3,394    211,330  SH         SOLE                    211,330
FIRST MARBLEHEAD CORP          COM           320771108   3,292     85,184  SH         SOLE                     85,184
FREMONT GEN CORP               COM           357288109     538     50,000  SH         SOLE                     50,000
REPUBLIC FIRST BANCORP INC     COM           760416107   2,013    209,723  SH         SOLE                    209,723
FIRST REP BK SAN FRANCISCO     COM           336158100   1,465     27,302  SH         SOLE                     27,302
GOLDLEAF FINANCIAL SOLUTIONS   COM NEW       38144H208   5,410  1,000,000  SH         SOLE                  1,000,000
GREENLIGHT CAPITAL RE LTD      CLASS A       G4095J109   2,816    125,000  SH         SOLE                    125,000
GATX CORP                      COM           361448103  10,396    211,094  SH         SOLE                    211,094
INDYMAC BANCORP INC            COM           456607100   4,959    170,000  SH         SOLE                    170,000
LEGACY BANCORP INC             CL A          52463G105   2,841    190,000  SH         SOLE                    190,000
L S B BANCSHARES N C           COM           502158108   1,918    140,481  SH         SOLE                    140,481
METROPOLITAN HEALTH NETWORKS   COM           592142103   3,043  1,700,000  SH         SOLE                  1,700,000
MGIC INVT CORP WIS             COM           552848103   3,948     69,425  SH         SOLE                     69,425
NEWPORT BANCORP INC            COM           651754103   3,279    242,193  SH         SOLE                    242,193
NORTHWEST BANCORP INC PA       COM           667328108   4,280    163,738  SH         SOLE                    163,738
PACIFIC CAP BANCORP NEW        COM           69404P101   2,428     90,000  SH         SOLE                     90,000
NOVASTAR FINL INC              COM           669947400   6,980  1,000,000      PUT    SOLE                  1,000,000
SIGNATURE BK NEW YORK N Y      COM           82669G104   3,069     90,000  SH         SOLE                     90,000
SCBT FINANCIAL CORP            COM           78401V102   4,004    110,000  SH         SOLE                    110,000
SUN BANCORP INC                COM           86663B102   2,414    143,108  SH         SOLE                    143,108
S1 CORPORATION                 COM           78463B101   1,891    236,622  SH         SOLE                    236,622
SOVEREIGN BANCORP INC          COM           845905108   7,188    340,000  SH         SOLE                    340,000
TAL INTL GROUP INC             COM           874083108   8,369    281,694  SH         SOLE                    281,694
TRIAD GTY INC                  COM           895925105     639     16,000  SH         SOLE                     16,000
UNIONBANCAL CORP               COM           908906100   6,866    115,000  SH         SOLE                    115,000
UBS AG                         SHS NEW       H89231338   8,401    140,000  SH         SOLE                    140,000
UMB FINL CORP                  COM           902788108   3,337     90,507  SH         SOLE                     90,507
WEBSTER FINL CORP CONN         COM           947890109   4,231     99,161  SH         SOLE                     99,161
WILLIS LEASE FINANCE CORP      COM           970646105   3,945    339,531  SH         SOLE                    339,531